Risk management - Credit risk concentration (Details) - Y	Dec. 31, 2019	Dec. 31, 2018
Minimum
Disclosure of credit risk exposure
Target audience age	18
Maximum
Disclosure of credit risk exposure
Target audience age	70
Trade and other receivables | Top five counterparties
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	43.00%	40.00%
Trade and other receivables | Others
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	57.00%	60.00%